Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets and Fixed Assets
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Israel	1,041	183	-
The Netherlands	4,483	303	-
Italy	9,560	10,143	8,919
Spain	3,033	3,007	2,713
Total revenues	18,117	13,636	11,632

Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Revenues from Company's Operation in Italy and Spain
Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs									(2,878)	(2,878)
General and
administrative expenses									(3,600)	(3,600)
Share of profits (loss) of
equity accounted investee									2,545	2,545
Other income, net									884	884
Operating profit										2,910
Financing income									2,936	2,936
Financing income
(expenses) in connection
with derivatives, net									494	494
Financing expenses, net									(5,521)	(5,521)
Profit before taxes on
Income										819
Segment assets as at
December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

	PV						Total
							Reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	Segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands
Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,660)	(677)	(117)	(45,027)	(95)	-	(47,576)	45,027	(2,549)
Depreciation expenses	(3,567)	(828)	(447)	(4,817)	(111)	-	(9,770)	5,252	(4,518)
Gross profit	4,916	1,502	814	8,390	97	-	15,719	(9,150)	6,569
Project development costs								(2,739)	(2,739)
General and administrative expenses
								(2,420)	(2,420)
Share of profits (loss) of equity accounted investee
								1,531	1,531
Other income, net								18	18
Operating Profit									2,959
Financing income								1,333	1,333
Financing income (expenses) in connection with derivatives, net

								(3,156)	(3,156)
Financing expenses, net								(7,405)	(7,405)
Loss before taxes on Income
									(6,269)
Segment assets as at December 31, 2017
	59,441	16,779	37,903	114,282	16,882	2,386	247,673	(49,586)	198,087
	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2016
	€ in thousands

Revenues	8,919	2,713	-	50,730	-	-	62,362	(50,730)	11,632
Operating expenses	(1,518)	(564)	-	(39,628)	-	-	(41,710)	39,628	(2,082)
Depreciation expenses	(3,566)	(828)	-	(4,612)	-	-	(9,006)	4,595	(4,411)
Gross profit	3,835	1,321	-	6,490	-	-	11,646	(6,507)	5,139
Project development costs								(2,201)	(2,201)
General and administrative expenses
								(2,032)	(2,032)
Share of pro loss of equity accounted investee
								1,375	1,375
Other income, net								90	90
Operating Profit									2,371
Financing income								263	263
Financing income (expenses) in connection with derivatives, net

								636	636
Financing expenses, net								(3,333)	(3,333)
Loss before taxes on Income
									(63)
Segment assets as at December 31, 2016
	62,099	17,321	-	117,047	8,360	380	205,207	(56,743)	148,464

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2018	2017
	€ in thousands
Israel	17	22
The Netherlands	17,464	15,046
Italy	44,986	48,555
Spain	24,753	15,214
Total fixed assets, net	87,220	78,837